United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total: 234,592(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109  $6,235      239800SH           SOLE               239800
APARTMENT INVT. + MGMT CO                  C   03748R101  $9,809      214500SH           SOLE               214500
ARCHSTONE SMITH TR                         C   039583109  $7,125      270900SH           SOLE               270900
AVALONBAY CMNTYS INC                       C   053484101 $12,916      273000SH           SOLE               273000
BRE PPTYS INC                              C   05564E106  $5,799      187300SH           SOLE               187300
BOSTON PPTYS INC                           C   101121101 $12,931      340300SH           SOLE               340300
BRANDYWINE RLTY TR                         C   105368203  $2,326      110400SH           SOLE               110400
BROOKFIELD PPTYS CORP                      C   112900105  $3,208      186500SH           SOLE               186500
CAMDEN PPTY TR                             C   133131102  $4,910      133800SH           SOLE               133800
CATELLUS DEV CORP                          C   149111106  $3,702      201200SH           SOLE               201200
CHELSEA PPTY GROUP INC                     C   163421100  $2,381       48500SH           SOLE               48500
DUKE RLTY CORP                             C   264411505 $11,051      454200SH           SOLE               454200
EQUITY OFFICE PPTYS TR                     C   294741103 $25,416      844954SH           SOLE               844954
EQUITY RESIDENTIAL PPTYS TR                C    29476L10 $14,412      502000SH           SOLE               502000
ESSEX PROPERTY TRUST                       C   297178105  $3,394       68700SH           SOLE               68700
HARRAHS ENTMT INC                          C   413619107  $3,645       98500SH           SOLE               98500
KILROY RLTY CORP                           C    49427F10  $5,204      198100SH           SOLE               198100
KIMCO RLTY CORP                            C    49446R10  $3,570      109200SH           SOLE               109200
MACK CA RLTY CORP                          C   554489104  $2,922       94200SH           SOLE               94200
MARRIOTT INTL INC NEW                      C   571903202  $5,577      137200SH           SOLE               137200
MERISTAR HOSPITALITY CORP                  C    58984Y10  $1,211       85300SH           SOLE               85300
MILLS CORP                                 C   601148109  $3,723      140600SH           SOLE               140600
PS BUSINESS PKS INC CA                     C    69360J10  $3,956      125600SH           SOLE               125600
PAN PAC RETAIL PPTYS INC                   C    69806L10  $3,096      107800SH           SOLE               107800
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J   $856       856298SH           SOLE               856298
PROLOGIS TR                                C   743410102  $9,183      426900SH           SOLE               426900
PUBLIC STORAGE INC                         C    74460D10 $11,206      335500SH           SOLE               335500
RECKSON ASSOCS RLTY CORP                   C    75621K10  $7,494      320800SH           SOLE               320800
REGENCY CTRS CORP                          C   758849103  $1,768       63700SH           SOLE               63700
ROUSE CO                                   C   779273101  $4,921      168000SH           SOLE               168000
SL GREEN RLTY CORP                         C    78440X10  $5,221      170000SH           SOLE               170000
SIMON PPTY GROUP INC NEW                   C   828806109  $8,676      295800SH           SOLE               295800
STARWOOD HOTELS + RESORTS                  C    85590A20 $10,849      363450SH           SOLE               363450
TAUBMAN CENTERS INC                        C   876664103  $1,466       98700SH           SOLE               98700
UNITED DOMINION RLTY TR INC                C   910197102  $2,336      162200SH           SOLE               162200
VORNADO RLTY TR                            C   929042109 $12,097      290800SH           SOLE               290800
















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